[LOGO]Security Benefit(SM)
                                                    Security Distributors, Inc.



  Prospectus                              May 1, 2006

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  THIRDFED VARIABLE ANNUITY
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                                                Important Privacy
                                                 Notice Included

                                                  See Back Cover
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7012 (8-05)                                                          32-70120-00

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                            THIRDFED VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract


             Issued By:                              Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-888-2461
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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called SBL Variable Annuity Account XVII or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

o  MFS(R) VIT Total Return
o  Oppenheimer Balanced/VA
o  PIMCO VIT All Asset
o  SBL Managed Asset Allocation
o  SBL Money Market
o  Van Kampen UIF Equity and Income

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company. Withdrawals from the Fixed Account may be subject to a market value adjustment.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006 which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 41 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      Expenses for this Contract may be higher than expenses for a contract without a Bonus Credit. The amount of Bonus Credit may be more than offset by any additional fees and charges.

Date:  May 1, 2006
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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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7012 (8-05)                                                          32-70120-00

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                                Table of Contents


                                                                            Page

DEFINITIONS ..............................................................    3

SUMMARY ..................................................................    4
   Purpose of the Contract ...............................................    4
   The Separate Account and the Funds ....................................    4
   Fixed Account .........................................................    4
   Purchase Payments .....................................................    4
   Contract Benefits .....................................................    4
   Optional Riders .......................................................    4
   Automatic Bonus Credit ................................................    4
   Free-Look Right .......................................................    5
   Charges and Deductions ................................................    5
   Tax-Free Exchanges ....................................................    6
   Contacting the Company ................................................    6

EXPENSE TABLE ............................................................    7
   Contract Owner Transaction Expenses ...................................    7
   Periodic Expenses .....................................................    7
   Optional Rider Expenses ...............................................    7
   Example ...............................................................    7

CONDENSED FINANCIAL INFORMATION ..........................................    8

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
   FUNDS .................................................................    8
   Security Benefit Life Insurance Company ...............................    8
   Published Ratings .....................................................    9
   Separate Account ......................................................    9
   Underlying Funds ......................................................    9

THE CONTRACT .............................................................   11
   General ...............................................................   11
   Application for a Contract ............................................   11
   Optional Riders .......................................................   11
   Five-Year Guaranteed Minimum Accumulation Benefit .....................   11
   Ten-Year Guaranteed Minimum Accumulation Benefit ......................   12
   Purchase Payments .....................................................   13
   Allocation of Purchase Payments .......................................   14
   Automatic Bonus Credit ................................................   14
   Dollar Cost Averaging Option ..........................................   15
   Asset Reallocation Option .............................................   16
   Transfers of Contract Value ...........................................   16
   Contract Value ........................................................   18
   Determination of Contract Value .......................................   18
   Cut-Off Times .........................................................   19
   Full and Partial Withdrawals ..........................................   19
   Systematic Withdrawals ................................................   20
   Free-Look Right .......................................................   21
   Death Benefit .........................................................   21
   Distribution Requirements .............................................   21
   Death of the Annuitant ................................................   22

CHARGES AND DEDUCTIONS ...................................................   22
   Contingent Deferred Sales Charge ......................................   22
   Mortality and Expense Risk Charge .....................................   22
   Administration Charge .................................................   23
   Market Value Adjustment ...............................................   23
   Premium Tax Charge ....................................................   23
   Other Charges .........................................................   23
   Variations in Charges .................................................   23
   Optional Rider Charges ................................................   23
   Guarantee of Certain Charges ..........................................   24
   Underlying Fund Expenses ..............................................   24

ANNUITY PERIOD ...........................................................   24
   General ...............................................................   24
   Annuity Options .......................................................   25
   Selection of an Option ................................................   26

THE FIXED ACCOUNT ........................................................   27
   Interest ..............................................................   27
   DCA Plus Account ......................................................   27
   Death Benefit .........................................................   28
   Contract Charges ......................................................   28
   Withdrawals from the Fixed Account ....................................   28
   Payments from the Fixed Account .......................................   29

MORE ABOUT THE CONTRACT ..................................................   29
   Ownership .............................................................   29
   Designation and Change of Beneficiary .................................   29
   Dividends .............................................................   29
   Payments from the Separate Account ....................................   29
   Proof of Age and Survival .............................................   29
   Misstatements .........................................................   30
   Restrictions on Withdrawals from Qualified Plans ......................   30

FEDERAL TAX MATTERS ......................................................   30
   Introduction ..........................................................   30
   Tax Status of the Company and the Separate Account ....................   31
   Income Taxation of Annuities in General--Non-Qualified Plans ..........   31
   Additional Considerations .............................................   32
   Qualified Plans .......................................................   33

OTHER INFORMATION ........................................................   37
   Voting of Underlying Fund Shares ......................................   37
   Substitution of Investments ...........................................   37
   Changes to Comply with Law and Amendments .............................   38
   Reports to Owners .....................................................   38
   Electronic Privileges .................................................   38
   State Variations ......................................................   38
   Legal Proceedings .....................................................   39
   Legal Matters .........................................................   39
   Sale of the Contract ..................................................   39

PERFORMANCE INFORMATION ..................................................   40

ADDITIONAL INFORMATION ...................................................   40
   Registration Statement ................................................   40
   Financial Statements ..................................................   40

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ................   41

OBJECTIVES FOR UNDERLYING FUNDS ..........................................   41


APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Credit -- An amount added to Contract Value under the Automatic Bonus Credit rider.

      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Purchase Payments to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XVII, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, and any uncollected premium taxes and, with respect to the Fixed Account, the sum of any market value adjustments that apply to the withdrawal of all Guarantee Periods under the Contract (which adjustments may increase or decrease the withdrawal amount).

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Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The Contract described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

The Separate Account and the Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:

o  MFS VIT Total Return
o  Oppenheimer Balanced/VA
o  PIMCO VIT All Asset
o  SBL Managed Asset Allocation
o  SBL Money Market
o  Van Kampen UIF Equity and Income

      Subject to the requirement under the Five-Year Guaranteed Minimum Accumulation Benefit rider that a certain portion of the Contract Value be held in the Fixed Account, you may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account." Withdrawals from the Fixed Account may be subject to a market value adjustment. See "Withdrawals from the Fixed Account."

Purchase Payments -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000, including under an Automatic Investment Program. See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and from the DCA Plus Account to the Subaccounts, subject to certain restrictions as described in "The DCA Plus Account." See also, "Transfers of Contract Value."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Withdrawals from the Fixed Account" for more information about withdrawals. For information on federal tax matters including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2, see "Federal Tax Matters."

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" under the headings "The Contract" and "The Fixed Account" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Rider -- Upon your application for the Contract, you may select one of the following Guaranteed Minimum Accumulation Benefit ("GMAB") riders:

o     Five-Year GMAB
o     Ten-Year GMAB

The Company makes each rider available only at issue. You cannot change the rider that you select after it is issued, nor can a rider be terminated once elected except in the limited circumstances set forth in the rider. See the detailed description of each rider under "Optional Riders."

Automatic Bonus Credit -- Beginning August 16, 2005 the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of August 16, 2005 through December 31, 2006 and (2) the age of the oldest Owner on the Contract Date is 80 or younger.

      The Bonus Credit, which will be added to your Contract Value, is equal to 1% of each Purchase Payment made in the first Contract Year. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit

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will be allocated among the Subaccounts and the Fixed Account in the same proportion as your Purchase Payment. See "Automatic Bonus Credit."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Bonus Credit.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (excluding any Bonus Credit) allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Bonus Credit, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and any Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

      The amount of the charge will depend on the Contract Year in which the withdrawal is made. Purchase payments include Bonus Credits paid under the Automatic Bonus Credit rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

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                      Contract Year            Withdrawal Charge
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                            1                         7%
                            2                         7%
                            3                         7%
                            4                         6%
                            5                         5%
                       6 and later                    0%
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      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a daily charge equal to 1.15%, on an annual basis, of each Subaccount's average daily net assets for mortality and expense risks assumed by the Company under the Contract.

      These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted monthly. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value in the Subaccounts for any GMAB rider elected by the Owner. Each Subaccount declares a monthly dividend and the Company deducts the charge for the rider from this monthly dividend upon its reinvestment in the Subaccount. The charge for the rider is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the rider charge. If you have selected an optional rider, your Subaccount Contract Value will be reduced in the amount of your rider charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Rider Charge only upon reinvestment of the monthly dividend and does not assess a charge for the rider upon a full or partial withdrawal from the Contract.

      The Company generally will deduct the monthly rider charge from Contract Value in the Subaccounts beginning on the Contract Date and ending on the Annuity Start Date. However, the Company reserves the right to deduct the rider charge on each Valuation Date rather than monthly. If the Company exercises this right the rider charge would be factored into the Accumulation Unit value on each Valuation Date.

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      The Company makes each rider available only at issue. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value in the Subaccounts. Each rider and its charge are listed below.

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Optional Rider Expenses
(as a percentage of Contract Value in the Subaccounts)
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                                                                   Annual
                                                                Rider Charge
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    Five-Year GMAB                                                0.75%(1)
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    Ten-Year GMAB                                                 0.75%(1)
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(1) This is the guaranteed charge for the optional riders. The current charge for each rider is 0.40% on an annual basis. The Company may increase the current charge at the time of reset, but not above the maximum charge of 0.75%. Please see the discussion under "Optional Riders."
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      Administration Charge. The Company deducts a daily administration charge which ranges from an annual rate of 0.15% of each Subaccount's average daily net assets to 0.55% of each Subaccount's average daily net assets. See "Administration Charge."

      Market Value Adjustment. A market value adjustment is made in connection with certain withdrawals from the Fixed Account. The adjustment may increase or decrease the amount withdrawn from the Contract. See "Withdrawals from the Fixed Account."

      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, surrender charges may still apply to this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Table

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

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Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
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   Sales Load on Purchase Payments                                      None
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   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments and any Bonus Credits)             7%(1)
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   Transfer Fee (per transfer)                                          None
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Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
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   Annual Contract Fee                                                  None
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   Separate Account Annual Expenses (as a percentage of average
   Subaccount daily net assets)
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      Annual Mortality and Expense Risk Charge                          1.15%(2)
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      Annual Administration Charge                                      0.55%(3)
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      Total Separate Account Annual Expenses                            1.70%(4)
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(1) The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the withdrawal is made. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Bonus Credit, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) The mortality and expense risk charge deducted under Annuity Options 1 through 4, 7 and 8 is 1.25% annually. See "Mortality and Expense Risk Charge."

(3) The administration charge differs by subaccount and ranges from 0.15% to 0.55% on an annual Basis. See "Administration Charge" for more information.

(4) You may select an optional GMAB rider. If you select such a rider, the charge will be deducted from your Contract Value in the Subaccounts. (See the applicable rider charges in the table below.)
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Optional Rider Expenses
(as a percentage of Contract Value in the Subaccounts)
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                                                                    Annual
                                                                 Rider Charge
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Five-Year GMAB                                                     0.75%(1)
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Ten-Year GMAB                                                      0.75%(1)
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(1) This is the guaranteed charge for the optional riders. The current charge for each rider is 0.40% on an annual basis. The Company may increase the current charge for each rider at the time of reset, but not above the maximum charge of 0.75%. Please see the discussion under "Optional Riders."
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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

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                                                    Minimum         Maximum
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Total Annual Underlying Fund
Operating Expenses(1)                                0.69%           1.41%
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(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses.
    The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that
    Underlying Fund with the lowest total operating expenses for the period ended December 31, 2005. Current and future total
    operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
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Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

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      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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                                            1        3          5         10
                                          Year     Years      Years     Years
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If you surrender your Contract
at the end of the applicable
time period                                 $984    $1,717    $2,280     $3,738
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If you do not surrender or you
annuitize your Contract(1)                   349     1,062     1,798      3,738
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(1)  Although this Example assumes that no withdrawal charges apply if you annuitize your Contract, your annuity payments will be subject to a withdrawal charge if you annuitize, but only if you have elected a non-life annuity option that provides for payments for a period of less than seven years. In such event, the Company may impose a withdrawal charge. See "Contingent Deferred Sales
     Charge."
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Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

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                                                                       2005
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MFS VIT Total Return(2)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                $10.13
Accumulation units outstanding at the end of period..                   199
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Oppenheimer Balanced/VA(1)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                 $9.91
Accumulation units outstanding at the end of period..                   533
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PIMCO VIT All Asset(1)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                 $9.99
Accumulation units outstanding at the end of period..                 6,512
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SBL Money Market(1)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                 $9.95
Accumulation units outstanding at the end of period..                     0
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SBL Managed Asset Allocation(1)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                $10.05
Accumulation units outstanding at the end of period..                 6,333
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Van Kampen UIF Equity and Income(1)
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Accumulation unit value:
   Beginning of period...............................                $10.00
   End of period.....................................                $10.12
Accumulation units outstanding at the end of period..                 6,859
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(1) For the period of August 16, 2005, (date of inception) through December 31, 2004.
(2) The Subaccount was made available to new and existing Contract Owners on November 15, 2005.
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Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.

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Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on November 24, 2003. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

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      A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Administrative, Marketing, and Support Service Payments. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provide. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees of up to 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


      Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Underlying Funds (including affiliated underlying Funds) a servicing fee for administrative and other services the Company (or its affiliates) provide relating to Separate Account operations. These payments are usually based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0.15% to 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      Total Payments. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the

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selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company has developed this variable annuity product in cooperation with Third Federal Investments, Inc. ("Third Fed"), and has taken Third Fed's input into account when including the Underlying Funds in the Contract. Third Fed's selection criteria may differ from the Company's selection criteria. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one of the following riders:

o     Five-Year Guaranteed Minimum Accumulation Benefit;
o     Ten-Year Guaranteed Minimum Accumulation Benefit;

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

Five-Year Guaranteed Minimum Accumulation Benefit -- This rider provides that the Company will increase your Contract Value to the Five-Year Guaranteed Minimum Accumulation Benefit amount (the "Five-Year GMAB Amount" defined below), if at the end of the Term, your Contract Value is less than that amount. For the purpose of this rider, the following definitions apply:

Reset Date - The Valuation Date that corresponds with the fifth (5th) anniversary of the Contract Date. Any subsequent Reset Date shall be on the fifth (5th) anniversary of the most recent Reset Date.

Term - The five-year period starting on the Contract Date and ending on the Valuation Date that corresponds with the fifth (5th) anniversary of the Contract Date, or in the

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event of a Reset, the five-year period starting on a Reset Date and ending on the fifth (5th) anniversary of the most recent Reset Date.

Withdrawal Adjustment - The Withdrawal Adjustment is a proportional reduction of the Five-Year GMAB Amount caused by a Withdrawal. The reduction is expressed by the following formula: (1-CV(A)/CVB) x GMAB(B), where CV(A) is the Contract Value immediately after the Withdrawal, CV(B) is the Contract Value immediately before the Withdrawal and GMAB(B) is the GMAB Amount immediately before the Withdrawal.

      The Five-Year GMAB Amount for the first Term is equal to the sum of the Purchase Payments (excluding any Bonus Credit) made in the 120-day period from the Contract Date, less (1) any premium tax due or paid and (2) any Withdrawal Adjustment attributable to any withdrawals in that Term. The Five-Year GMAB Amount for any other Term is equal to (1) the Contract Value on the previous Reset Date after taking into account any additions to Contract Value because of the rider (i.e., the Contract Value on such Reset Date includes any amount added at the end of the previous Term), less (2) any Withdrawal Adjustment attributable to any withdrawals in that Term.

      On the last day of a Term, SBL will apply an additional amount to the Contract if the Contract Value on that date is less than the applicable Five-Year GMAB Amount. The amount added will be equal to the difference between the Contract Value on that date and the Five-Year GMAB Amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion that each Subaccount's value is allocated relative to the total value of all Subaccounts as of the last day of the Term, subject to the Fixed Account allocation provisions discussed below. No additional amount will be applied if the Contract Value is greater than the Five-Year GMAB Amount on the last day of a Term. Although SBL may add an additional amount to the Contract on the last day of a Term if the Contract Value on that date is less than the applicable Five-Year GMAB Amount, Contract Value on any later Valuation Date will fluctuate in accordance with the investment experience of the Contract.

      At the end of each Term, this rider will Reset (i.e., start a new five-year Term), so long as the new Term will expire prior to the Annuity Start Date. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) annuitization of the Contract, (4) a full Withdrawal of Contract Value, (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person or (6) upon written notice of termination from the Owner received by the Company within 30 days of any Reset. In addition, if the Owner terminates the Contract by requesting a full Withdrawal in the 30 day period after the Reset Date, no market value adjustment will apply to the Withdrawal. Notwithstanding (5) above, if, the Owner dies while this rider is in effect and the surviving spouse of the deceased Owner is the sole Designated Beneficiary, he or she may elect to continue the Contract in accordance with its terms. If the surviving spouse elects to continue the Contract, this rider will stay in effect in accordance with its terms.

      To receive the benefit of this rider in the first Term, the Company requires that a minimum percentage of your Purchase Payments be allocated to the Fixed Account, and for any subsequent Term, that a minimum percentage of the Contract Value be allocated to the Fixed Account on the Reset Date. The minimum required allocation to the Fixed Account will not exceed 80%. The minimum amount of Contract Value that must be allocated to the Fixed Account on the Reset Date may be changed for any new Term, but will never exceed the maximum allocation of 80% and will not be increased during the Term. If the amount of Contract Value in the Fixed Account at the start of a new Term is less than the amount then required by the Company, we will transfer Contract Value from the Subaccounts to the Fixed Account so that the required percentage allocation is met. These transfers from the Subaccount will be funded proportionately from all Subaccounts with Contract Value in them.

      While this rider is in effect, Purchase Payments are permitted only in the 120-day period beginning on the Contract Date (the "Window Period"). As discussed under the caption "Interest" in the Fixed Account section of this prospectus, any interest credited to the Contract in excess of the Guaranteed Rate of interest is fixed for rolling periods of one or more years referred to as "Guarantee Periods." Except as noted below, the Company currently offers only Guarantee Periods of five years. However, if this rider is in effect, the Guarantee Period of all Purchase Payments allocated to the Fixed Account during the Window Period ends on the same date as the Guarantee Period of the initial Purchase Payment. Thus, the Guarantee Period of Purchase Payments made in the Window Period will not last a full five years. The foregoing does not apply to Contracts purchased without a GMAB rider (i.e., Purchase Payments made after the Contract Date will have a full five-year Guarantee Period). This rider may not be terminated earlier than specified above and once terminated, may not be reinstated.

Ten-Year Guaranteed Minimum Accumulation Benefit -- This rider provides that the Company will increase your Contract Value to the Ten-Year Guaranteed Minimum Accumulation Benefit amount (the "Ten-Year GMAB Amount" defined below), if at the end of the Term, your Contract Value is less than that amount. For the purpose of this rider, the following definitions apply:

Reset Date - The Valuation Date that corresponds with the tenth (10th) anniversary of the Contract Date. Any

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subsequent Reset Date shall be on the tenth (10th) anniversary of the most recent Reset Date.

Term - The ten-year period starting on the Contract Date and ending on the Valuation Date that corresponds with the tenth (10th) anniversary of the Contract Date, or in the event of a Reset, the ten-year period starting on a Reset Date and ending on the tenth (10th) anniversary of the most recent Reset Date.

Withdrawal Adjustment - The Withdrawal Adjustment is a proportional reduction of the Ten-Year GMAB Amount caused by a Withdrawal. The reduction is expressed by the following formula: (1-CV(A)/CV(B) x GMAB(B), where CV(A) is the Contract Value immediately after the Withdrawal, CV(B) is the Contract Value immediately before the Withdrawal and GMAB(B) is the GMAB Amount immediately before the Withdrawal.

      The Ten-Year GMAB Amount for the first Term is equal to the sum of the Purchase Payments (excluding any Bonus Credit) made in the 120-day period from the Contract Date, less (1) any premium tax due or paid and (2) any Withdrawal Adjustment attributable to any withdrawals in that Term. The Ten-Year GMAB Amount for any other Term is equal to (1) the Contract Value on the previous Reset Date after taking into account any additions to Contract Value because of the rider (i.e., the Contract Value on such Reset Date includes any amount added at the end of the previous Term), less (2) any Withdrawal Adjustment attributable to any withdrawals in that Term.

      On the last day of a Term, SBL will apply an additional amount to the Contract if the Contract Value on that date is less than the applicable Ten-Year GMAB Amount. The amount added will be equal to the difference between the Contract Value on that date and the Ten-Year GMAB Amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion that each Subaccount's value is allocated relative to the total value of all Subaccounts as of the last day of the Term. No additional amount will be applied if the Contract Value is greater than the Ten-Year GMAB Amount on the last day of a Term. Although SBL may add an additional amount to the Contract on the last day of a Term if the Contract Value on that date is less than the applicable Ten-Year GMAB Amount, Contract Value on any later Valuation Date will fluctuate in accordance with the investment experience of the Contract.

      At the end of each Term, this rider will Reset (i.e., start a new ten-year
Term) so long as the new Term will expire prior to the Annuity Start Date. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) annuitization of the Contract, (4) a full withdrawal of Contract Value, (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person or (6) upon written notice of termination from the Owner received by the Company within 30 days of any Reset. In addition, if the Owner terminates the Contract by requesting a full Withdrawal in the 30 day period after the Reset Date, no market value adjustment will apply to the Withdrawal. Notwithstanding
(5) above, if the Owner dies while this rider is in effect, and the surviving spouse of the deceased Owner is the sole Designated Beneficiary, he or she may elect to continue the Contract in accordance with its terms. If the surviving spouse elects to continue the Contract, this rider will stay in effect in accordance with its terms.

      The Company reserves the right under this rider to require a minimum percentage of your Purchase Payments (not exceeding 70%) to be allocated to the Fixed Account in the first Term and for any subsequent Term, that a minimum percentage of the Contract Value (again, not to exceed 70%) be allocated to the Fixed Account on the Reset Date. Currently, no such requirement is in place for the Ten-Year GMAB rider.

      While this rider is in effect, Purchase Payments are permitted only in the 120-day period beginning on the Contract Date (the "Window Period"). As discussed under the caption "Interest" in the Fixed Account section of this prospectus, any interest credited to the Contract in excess of the Guaranteed Rate of interest is fixed for rolling periods of one or more years referred to as "Guarantee Periods." Except as noted below, the Company currently offers only Guarantee Periods of five years. However, if this rider is in effect, the Guarantee Period of all Purchase Payments allocated to the Fixed Account during the Window Period ends on the same date as the Guarantee Period of the initial Purchase Payment. Thus, the Guarantee Period of Purchase Payments made in the Window Period will not last a full five years. The foregoing does not apply to Contracts purchased without a GMAB rider (i.e., Purchase Payments made after the Contract Date will have a full five-year Guarantee Period). This rider may not be terminated earlier than specified above and once terminated, may not be reinstated.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is also $1,000. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or

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accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. In addition, subsequent Purchase Payments are only permitted in the first 120 days of the Contract if you have purchased a GMAB rider. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that (1) no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or $250 to the Fixed Account and (2) certain minimum allocations to the Fixed Account are required if you have purchased the Five-Year GMAB rider. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts (but not the Fixed Account) in the manner described in "Transfers of Contract Value."

Automatic Bonus Credit -- Beginning August 16, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of August 16, 2005 through December 31, 2006 and (2) the age of the oldest Owner on the Contract Date is 80 or younger.

      The Bonus Credit, which will be added to your Contract Value, is equal to 1% of each Purchase Payment made in the first Contract Year. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the Subaccounts and the Fixed Account in the same proportion as your Purchase Payment. This rider is available only if the age of the oldest Owner on the Contract Date is age 80 or younger. The Company expects to make a profit from the Automatic Bonus Credit. Bonus Credits are funded by a higher withdrawal charge and a less generous death benefit relative to certain other contracts issued by the Company. If this Contract is surrendered you may incur higher withdrawal charges than would have been the case if the Contract had been issued without a Bonus Credit. In addition, a contract without a Bonus Credit might offer a greater death benefit than that available under this Contract.

      The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus

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Credit available in connection with Contracts issued during the period of August 16, 2005 through December 31, 2006. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of August 16, 2005 through December 31, 2006 and your initial Purchase Payment is received by the Company no later than February 28, 2007. For the purpose of the Five-Year and Ten-Year GMAB riders, Bonus Credits are not considered Purchase Payments.

      The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the then current value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semi-annual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

           You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may not dollar cost average Contract Value from the Fixed Account to the Subaccounts, but may dollar cost average from the DCA Plus Account to one or more

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Subaccounts subject to the restrictions described under "DCA Plus Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may not be included in the Asset Reallocation option.

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      Transfers of Contract Value to the Fixed Account are not permitted. Transfers from the Fixed Account to the Subaccounts are not permitted. Transfers from the DCA Plus Account to the Subaccounts are permitted as described in the "DCA Plus Account" section of the prospectus. The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among

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investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see chart below).

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                                                                   Number of
                                                                  Round Trips
                     Subaccount                                   Transfers*
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SBL Money Market                                                   Unlimited
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PIMCO VIT All Asset                                                    6
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Oppenheimer Balanced                                                   4
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MFS(R) VIT Total Return                                                4
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Van Kampen UIF Equity and Income                                       8
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* Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
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      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the Valuation Date next following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. If the Company delays or rejects a transfer, it will do so no later than the close of business on the Valuation Date next following the Valuation Date in which the transfer request was received, and the Company will inform the Owner in writing at his or her address of record. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of

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particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Those Owners that do not engage in harmful transfer activity nonetheless will bear the cost associated with any such activity.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

      On each Valuation Date, Contract Value in the Fixed Account is equal to your Purchase Payments allocated to the Fixed Account, plus any Bonus Credit applied to the Fixed Account, plus any interest credited to the Fixed Account, less (1) any withdrawals from the Fixed Account (including any withdrawal charges and any negative market value adjustments) and (2) any premium tax due or paid by the Company.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any GMAB Rider selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as

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of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central Time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract and (5) the administration charge under the Contract.

      The mortality and expense risk charge and the administration charge (which ranges from .15% to .55%, depending on the subaccounts) are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the "Rider Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Rider Charge from this monthly dividend upon its reinvestment in the Subaccount. The Rider Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Rider Charge. If you have selected an optional Rider, your Contract Value will be reduced in the amount of your Rider Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Rider Charge only upon reinvestment of the monthly dividend and does not assess a Rider Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Rider Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Rider Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central Time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5 and 6. See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central Time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities and, with respect to the Fixed Account, the sum of any market value adjustments that apply to the withdrawal of all Guarantee Periods under the Contract (which adjustments may increase or decrease the withdrawal amount). See "Contingent Deferred Sales Charge," "Market Value Adjustment," and "Premium Tax Charge." The amount subject to a market value adjustment, if any, is not reduced by any withdrawal charge assessed on a withdrawal from the Fixed Account (i.e. the market value adjustment, if assessed, is assessed on the total amount
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withdrawn from the Fixed Account before deduction of any withdrawal charge). Similarly, the withdrawal charge on a withdrawal from the Fixed Account, if any, is not reduced by any market value adjustment assessed.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal or premium tax charge and plus the sum of any market value adjustments (which may increase or decrease the withdrawal amount). Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge. Similarly, the sum of any market value adjustments will increase or decrease the requested payment amount. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax and plus the sum of any market value and adjustments (which may increase or decrease the systematic withdrawal amount).

      In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

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Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Bonus Credits). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Bonus Credits. Because the Company will deduct the current value of any Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Bonus Credits) rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including Bonus Credits), less any reductions caused by previous withdrawals (including withdrawal charges and any negative market value adjustments), or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity

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payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from purchase payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the Contract Year in which the withdrawal is made. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Bonus Credit, made during the year. The Free Withdrawal amount in any other Contract Year is equal to 10% of Contract Value as of the first Valuation Date of that Contract Year. You forfeit any Free Withdrawal amount not used in a Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and any Bonus Credits that exceeds the Free Withdrawal amount.

      The withdrawal charge does not apply to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from Purchase Payments then from Bonus Credits and then from earnings. Free Withdrawal amounts do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

                   -------------------------------------------
                     Contract Year         Withdrawal Charge
                   -------------------------------------------
                           1                      7%
                           2                      7%
                           3                      7%
                           4                      6%
                           5                      5%
                      6 and later                 0%
                   -------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. The amount deducted from the remaining Contract Value to pay the withdrawal charge will also be subject to a withdrawal charge. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least 7 years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated. The amount subject to a market value adjustment, if any, is not reduced by any withdrawal charge assessed on a withdrawal from the Fixed Account (i.e. the market value adjustment, if assessed, is assessed on the total amount withdrawn from the Fixed Account before deduction of any withdrawal charge). Similarly, the withdrawal charge on a withdrawal from the Fixed Account, if any, is not reduced by any market value adjustment assessed.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 1.15% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the

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Company assumes in offering and administering the Contract and in operating the Subaccounts. The mortality and expense risk charge is also deducted during the Annuity Period. Under Annuity Options 5 and 6 the mortality and expense risk charge is 1.15% on an annual basis and is 1.25% on an annual basis for Annuity Options 1 through 4, 7 and 8.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.15% for the MFS VIT Total Return, PIMCO VIT All Asset, SBL Managed Asset Allocation and SBL Money Market Subaccounts; 0.30% for the Van Kampen UIF Equity and Income Subaccount; and 0.55% for the Oppenheimer Balanced VA Subaccount. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Market Value Adjustment -- A market value adjustment is made in connection with certain withdrawals from the Fixed Account. The adjustment may increase or decrease your Contract Value. A market value adjustment may also be applied if Fixed Account Contract Value is applied to an Annuity Option. See "Withdrawals from the Fixed Account" And "Annuity Period."

Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charge -- In addition to the charges and deductions discussed above, you may purchase one of the optional GMAB riders. The Company makes these riders available only at issue.

      The Company deducts a monthly charge from Contract Value in the Subaccounts for any riders elected by the Owner. Each Subaccount declares a monthly dividend and the Company deducts the charge for the rider from this monthly dividend upon its reinvestment in the Subaccount. The charge for the rider is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the rider charge. If you have selected an optional rider, your Contract Value will be reduced in the amount of your rider charge upon reinvestment of each Subaccount's monthly dividend. The Company deducts the Rider Charge only upon reinvestment of the monthly dividend and does not assess a charge for the rider upon a full or partial withdrawal from the Contract.

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      The Company generally will deduct the monthly rider charge from Contract Value in the Subaccount beginning on the Contract Date and ending on the Annuity Start Date. However, the Company reserves the right to deduct the rider charge on each Valuation Date rather than monthly. If the Company exercises this right the rider charge would be factored into the Accumulation Unit value on each Valuation Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

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Optional Rider Expenses
(as a percentage of Contract Value in the Subaccounts)
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                                                                  Annual
                                                               Rider Charge
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Five-Year Guaranteed Minimum Accumulation Benefit                0.75%(1)
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Ten-Year Guaranteed Minimum Accumulation Benefit                 0.75%(1)
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(1)  This is the guaranteed charge for the optional riders. The current charge for each rider is 0.40% on an annual basis. The
     Company may increase the current charge at the time of reset, but not above the maximum charge of 0.75%. Please see the
     discussion under "Optional Riders."
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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.15% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; and
(2) the administration charge will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

Annuity Period

General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary (first annual Contract Anniversary for Contracts issued in Florida) and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the oldest Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account (including the sum of any market value adjustments, which may increase or decrease the amount received) as of the Annuity Start Date, reduced by any applicable premium taxes.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the

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frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4, 7 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge and market value adjustment.

      An Owner may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may

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be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that variable annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

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The Fixed Account

      You may allocate all or a portion of your Purchase Payments to the Fixed Account (subject to certain minimum allocations to the Fixed Account that may be required if you have selected one of the Guaranteed Minimum Accumulation Benefit riders). Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Interest accrues (either the Guaranteed Rate or the Current Rate if applicable) from the day following the day on which a Purchase Payment is applied to the Contract to the date of withdrawal or until applied to an Annuity Option. The Current Rate (if any) paid on any portion of Contract Value allocated to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only five-year Guarantee Periods. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      The Company may discontinue accepting Purchase Payments on the Fixed Account at any time.

DCA Plus Account -- The DCA Plus Account is part of the Company's General Account. The DCA Plus Account is not available in all states. If it is available in your state, subject to certain minimum allocations to the Fixed Account that are required if you have selected the Five-Year Guaranteed Minimum Accumulation Benefit rider, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly

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transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted. Transfers from the DCA Plus Account to the Subaccounts are not subject to a market value adjustment.

      The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date with the last transfer occurring on the sixth or twelfth monthly anniversary as applicable, of the first transfer. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

      You may only allocate Purchase Payments to the DCA Plus Account. Transfers of Contract Value to this account are not permitted. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes and withdrawal charges are the same in the Fixed Account as they are in the Subaccounts. The charges for mortality and expense risks, any GMAB rider charge and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Withdrawals from the Fixed Account --Transfers among the Subaccounts and the Fixed Account are not permitted (provided, however, that the Company may transfer Contract Value from the Subaccounts to the Fixed Account at the beginning of a new Term of a GMAB rider as discussed under "Optional Riders"). Transfers from the DCA Plus Account to the Subaccounts are permitted as discussed in the "DCA Plus Account" section of the prospectus.

      You may make full or partial withdrawals from the Fixed Account to the same extent as if you had allocated Contract Value to the Subaccounts. A request for a full withdrawal will result in the withdrawal of all Fixed Account Contract Value from all Guarantee Periods held under the Contract. Partial withdrawals are deducted from Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and Fixed Account. In addition, the portion of a partial withdrawal funded from the Fixed Account will result in a proportional withdrawal of Fixed Account Contract Value from each Guarantee Period held under the Contract. In the case of both full and partial withdrawals, a withdrawal effected from a Guarantee Period prior to the end of its five-year Guarantee Period will be subject to a market value adjustment. The sum of the market value adjustments may increase or decrease your full or partial withdrawal.

      The increase or decrease in the amount withdrawn from a Guarantee Period because of the market value adjustments will never exceed, in the positive or negative direction, the amount of any Excess Interest (defined below) earned from the beginning of the current Guarantee Period to the date of your withdrawal request. For purposes of this provision, Excess Interest means the difference between (1) the interest earned from the beginning of the current Guarantee Period to the date of your withdrawal request and (2) the amount of interest that would have been earned for that period had the Current Rate been equal to the Guaranteed Rate. Hence, the effect of the market value adjustment will never result in interest being credited at a rate that is less than the Guaranteed Rate. Subject to the Excess Interest limit above, the market value adjustment attributable to each withdrawal from a Guarantee Period is calculated as A x B x (C - D - 0.25%) where:

      (A) is the gross amount withdrawn from the Guarantee Period

      (B) is the number of complete months left before the end of the Guarantee Period divided by 12

      (C) is the Current Rate for the Guarantee Period from which the withdrawal is funded, and

      (D) is the Current Rate for new Purchase Payments of the same Guarantee Period.

The effect of the 0.25% amount in the above formula is that there will be a negative adjustment on withdrawals unless the Current Rate for the Guarantee Period for new Purchase Payments is at least 0.25% higher than the Current Rate for the Guarantee Period from which the withdrawal is funded. Only for the purpose of determining whether a market value adjustment is to be applied, the

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application of Fixed Account Contract Value to Annuity Options 1 through 4, 7 and 8 will be treated as a withdrawal of all Guarantee Periods under the Contract. A market value adjustment will not be applied (1) to withdrawals to the extent such withdrawal is attributable to Fixed Account Contract Value the Guarantee Period of which has ended on the date the withdrawal is requested, and to full withdrawals for 30 days after the end of such Guarantee Period, (2) death benefit payments; or (3) after the Annuity Start Date for Annuity Options 1 through 4, 7 and 8.

Payments from the Fixed Account -- Full and partial withdrawals from the Fixed Account and transfers from the DCA Plus Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the date of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

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Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

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Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received

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upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

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      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408(A) of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contri-

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butions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements as set forth below.

      Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary, or if delayed distributions are elected by the designated beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      Roth 403(b)--Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code
Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.

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      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:

                ---------------------------------------------------
                          Tax Year                   Amount
                         2006 -2007                  $4,000
                     2008 and thereafter             $5,000
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Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for a single taxpayer in 2006). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70 1/2--the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      SIMPLE Individual Retirement Annuities. Certain employers with no more than 100 employees may establish a Savings Incentive Match Plan for Employees of Small Employers (SIMPLE plans). Depending upon the type of SIMPLE plan, employers may deposit the plan contributions into a single trust or into SIMPLE Individual Retirement Annuities ("SIMPLE IRA") established by each participant. The contract may be purchased by a trust for a SIMPLE plan and is also available as a SIMPLE IRA annuity.

      Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer. Contributions to a SIMPLE IRA will generally include salary deferral contributions and employer contributions. On a pre-tax basis, participants may elect to contribute through salary deferrals based on a stated percentage of the employee's compensation. Such salary deferrals are limited to the applicable dollar amount of $10,000 for the 2006 tax year.

The $10,000 limit may be adjusted for inflation in $500 increments after 2006. If an individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA in an amount up to the lesser of (i) the individual's compensation for the tax year, reduced by all elective deferrals that were made to other plans, or (ii) $2,500. The $2,500 limit will be adjusted for inflation in $500 increments after 2006. In addition, employers are required to make either (1) a dollar-for-dollar matching contribution or (2) a nonelective contribution to each participant's account each year. In general, matching contributions must equal up to 3% of compensation, but under certain circumstances, employers may make lower matching contributions. Instead of the match, employers may make a nonelective contribution equal to 2% of compensation.

      In general, SIMPLE IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for SIMPLE IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70 1/2. The Contractowner's retirement date will not affect his or her required

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beginning date. Amounts contributed to SIMPLE IRAs generally are excludable from the taxable income of the participant. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the participant.

      Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408, or governmental deferred compensation plan under Code Section 457.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 401(k) to a Roth 401(k), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancy) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that

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will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs and) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account.

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The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your registered
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representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

Legal Matters -- Chris Swickard, Esq., counsel to the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of UVEST Financial Services Group, Inc. ("UVEST"). UVEST, an NASD member, has entered into a selling agreement with the Company and SDI for the sale of the Contract. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to UVEST through SDI. SDI passes through commissions it receives from the Company to UVEST and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations. During period August 16, 2005 through the fiscal year end, December 31, 2005, the Company paid $43,371.77 to SDI in connection with all Contracts sold through the Separate Account.

      The Company pays commissions to UVEST in connection with the promotion and sale of the Contract. A portion of any payments made to UVEST may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, and as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions to exceed 4.00% of aggregate Purchase Payments allocated to the Separate Account and 2.25% of aggregate Purchase Payments allocated to the Fixed Account. Commissions paid as a percentage of Contract Value on an ongoing basis are not expected to exceed 0.50% annually of Separate Account Contract Value. Commissions paid as a percentage of Contract Value are not expected to begin until the sixth Contract year. Because UVEST receives more compensation in connection with Purchase Payments allocated to the Separate Account than it does for Purchase Payments allocated to the Fixed Account, there may be a conflict of interest if UVEST's registered representatives make recommendations that you allocate Purchase Payments to the Separate Account.

      The Company may also pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these

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specials will not exceed an additional 1% of aggregate Purchase Payments.

      In addition to ordinary commissions and non-cash compensation, the Company pays additional compensation to Uvest in connection with the sale of the Contract. The payment is determined by multiplying total Purchase Payments received and credited under the Contract by 0.25%. This arrangement is designed to specially encourage the sale of the Contract by Uvest. The receipt of additional compensation may provide Uvest and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which additional compensation, or lower levels of additional compensation, are not received. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to UVEST. Ask your registered representative for further information about what he or she and UVEST receive in connection with your purchase of a Contract.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 16, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine (1) yield and effective yield for the SBL Money Market Subaccount, (2) the yield of the remaining Subaccounts, (3) average annual total return of the Subaccounts and
(4) total return for the Subaccounts, see the Statement of Additional
Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account XVII - Third Fed Variable Annuity at December 31, 2005, and for each of the

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specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE RIDER CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

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There is no guarantee that any Underlying Fund will meet its investment objective.
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More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


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Underlying Fund                   Share Class (if    Investment Objective                Investment Adviser
                                  applicable)
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MFS(R) VIT Total Return Series    Service            Above-average income (compared to   Massachusetts Financial Services Company
                                                     a portfolio invested entirely in    500 Boylston Street
                                                     equity securities) consistent       Boston, MA  02116
                                                     with the prudent employment of
                                                     capital
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Oppenheimer Balanced/VA           Initial            High total investment return        OppenheimerFunds, Inc.
                                                                                         Two World Financial Center
                                                                                         225 Liberty Street, 11th Floor
                                                                                         New York, NY  10281
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PIMCO VIT All Asset Portfolio     Administrative     Maximum real return consistent      Pacific Investment Management Company LLC
                                                     with preservation of real capital   840 Newport Center Drive, Suite 100
                                                     and prudent investment management   Newport Beach, CA  92660
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SBL Fund Series C                                    High level of current income as     Security Management Company, LLC
(SBL Money Market)                                   is consistent with preserving       One Security Benefit Place
                                                     capital                             Topeka, KS  66636
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SBL Fund Series N                                    High level of total return          Security Management Company, LLC
(SBL Managed Asset Allocation)                                                           One Security Benefit Place
                                                                                         Topeka, KS  66636
                                                                                         (Investment Adviser)
                                                                                         T. Rowe Price Associates, Inc.
                                                                                         100 East Pratt Street
                                                                                         Baltimore, MD  21202
                                                                                         (Sub-adviser)
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Van Kampen UIF Equity and Income  Class II           Capital appreciation and current    Morgan Stanley Investment Management Inc.
Portfolio                                            income                              1221 Avenue of the Americas
                                                                                         New York, NY  10020
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